Consolidated statement of cash flows - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
		Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Cash flows from operating activities
Net (loss) / Profit for the year/period		$ (6,649)	$ (26,382)	$ (32,723)	$ 13,905
Non-cash ítems related with operating activities:
(Reversal in)/Allowances for expected credit losses		(111)	539	(118)	478
Foreign currency exchange difference, net		(3,268)	(3,005)	2,991	(2,230)
Unwinding of discount on asset retirement obligation		233	897	1,723	815
Increase of provisions, net		2	2,533	2,210	2,566
Interest expense leases				1,561
Effect of discount of assets and liabilities at present value			2,743	10
Share-based payment expense			4,021	10,655
Net cost for employee defined benefits obligation		132	368	220	134
Income tax		7,960	47,425	16,232	6,361
Non-cash ítems related with investing activities:
Depreciation and depletion		14,513	73,975	151,483	62,522
Impairment recovery of property, plant and equipment				0	(5,290)
Amortization of intangible assets		198	797	1,518	755
Gain on sale or disposal of property, plant and equipment		(245)		0	(384)
Interest income			(2,532)	(3,770)
Changes in the fair value of financial assets		(69)	(1,415)	(873)	(1,885)
Decreases in property, plant and equipment		1,529		0	3,700
Non-cash items related with financing activities:
Interest expense		(118)	15,546	34,163	(166)
Changes in the fair value of warrants			8,860	(6,840)
Costs of early settlements of borrowings and amortized costs			14,474	2,076
Changes in working capital:
Trade and other receivables		9,738	(32,945)	(2,065)	(15,970)
Inventories		2,315	(10,951)	(609)	8,218
Accounts payable and accrued liabilities		(966)	33,760	(22,113)	(4,041)
Contributions paid for employee defined benefits obligations		(57)	(727)	(631)	(48)
Salaries and social security payable		(707)	3,659	5,406	153
Other taxes and royalties payable		(825)	9,973	2,377	75
Provisions		(334)	551	(2,298)	(4,030)
Income tax paid	[1]	(992)	(16,642)	(26,327)	(19,771)
Net cash flows generated by operating activities		22,279	125,522	134,258	45,867
Cash flows from investing activities
Business acquisitions, net of cash acquired			(725,174)
Payments for acquisition of property, plant and equipment	[2]	(12,476)	(117,837)	(240,315)	(31,421)
Payments for acquisition of other intangible assets		(13)	(31,486)	(4,225)	(239)
Proceeds from sales of property, plant and equipment		245			298
Payments for acquisition of other financial assets		(8,190)			(20,769)
Proceeds from other financial assets		11,377	16,680	5,761	4,007
Proceeds from interest received		114	567	3,770	1,554
Net cash flows (used in) investing activities		(8,943)	(857,250)	(235,009)	(46,570)
Cash flows from financing activities
Payment for acquisition of non-controlling interests			(1,307)
Payment of redemption of Series A shares			(204,590)
Proceeds from private investment in public equity net of issue costs			90,239
Proceeds from capitalization of Serie A shares net of issue costs				146,143
Payment of issue costs from capitalization of Series A shares			(19,500)
Proceeds from borrowings			560,000	234,728
Payment of cost of borrowings			(18,280)	(1,274)
Payments of borrowings' principal			(260,000)	(90,233)
Payments of borrowings' interests			(5,018)	(32,438)
Payments of leases				(7,619)
Proceeds from other financial liabilities, net of restricted cash and cash equivalents				16,994
Payments of dividends					(6,733)
Net cash flows generated by / (used in) financing activities			141,544	266,301	(6,733)
Net increase(decrease) in cash and cash equivalents		13,336	(590,184)	165,550	(7,436)
Cash and cash equivalents at the beginning of the year / period		2,444	17,039	66,047	7,649
Effects of exchange rate changes on cash and cash equivalents		1,259	(15,288)	2,633	2,231
Net increase / (decrease) in cash and cash equivalents		13,336	(590,184)	165,550	(7,436)
Cash and cash equivalents at the end of the year/period		17,039	66,047	234,230	2,444
Significant non-cash transactions
Acquisition of property, plant and equipment through increase in account payables		$ 4,245	24,939	23,943	8,672
Changes in asset retirement obligation provision with corresponding changes in property, plant and equipment			11,839	$ 4,141	$ 1,290
Capitalization of Series A Shares			449,191
Aguila Mora Swap agreement			$ 13,157

[1]	Includes 13,087 related to income tax expense for the year ended December 31, 2018
[2]	Includes 0 and 0 of acquisition net of property, plant and equipment, pending of payment for the year and three-month period ended December 31, 2019, respectively.